Long term investments	6 Months Ended
Jun. 30, 2020
Long term investments
Long term investments

Note 18 – Long term investments

On January 10, 2018, the Company invested approximately $18.2 million (or RMB 120 million) to acquire 18% equity interest in Libo Haokun Stone Co., Ltd. (“Libo Haokun”). Libo Haokun holds a government-issued permit and has the exclusive right to mine a 0.11‑square-kilometer marble quarry in the southwestern province of Guizhou province, China. Libo Haokun obtained the permit to mine the quarry from the local government in September 2016.

On November 29, 2019, the Company entered into an investment agreement (the "Investment Agreement") with Jingning Zhonggang Mining Co., Ltd. ("Jingning Zhonggang") through Lishui Tantech to acquire 18% of the equity interest of Fuquan Chengwang Mining Co., Ltd. ("Fuquan Chengwang"), a wholly-owned subsidiary of Jingning Zhonggang, at a price of RMB 46.323 million (approxiamately $6.65 million). The consideration equals 18% of RMB 257.354 million, the value of the mining right under a permit being renewed by Fuquan Chengwang according to an evaluation report. Fuquan Chengwang is a basalt mining company. It is renewing a government-issued mining permit which expired on May 20, 2019. The mining permit would provide it the right to mine a 0.2607-square-kilometer basalt quarry in Fuquan City, Guizhou Province, China.

Pursuant to the Investment Agreement, Tantech is obligated to pay the consideration within 30 days after Fuquan Chengwang completes the recording process with the local industrial and commerce administration for transfer of the share ownership. Pursuant to the Investment Agreement, after the transfer of the 18% share ownership, if the value of Fuquan Chengwang is lower than RMB 257.354 million according to the financial statements audited by an accounting firm approved by the Tantech, Jingning Zhonggang will be obligated to refund to Tantech the overpaid amount. The payment could be in the form of cash, shares, or other assets with the same value, as selected by Tantech.

On December 17, 2019, Lishui Tantech entered into a supplementary agreement to the Investment Agreement (the "Supplementary Agreement," and collectively with the Investment Agreement, the "Agreements") with Jingning Zhonggang and Lishui Zhonggang Mining Co., Ltd. ("Lishui Zhonggang"). Jingning Zhonggang is a wholly-owned subsidiary of Lishui Zhonggang. Pursuant to the Supplementary Agreement, if Fuquan Chengwang is not able to receive the renewed mining permit by June 30, 2020, Lishui Tantech has the option to terminate the Investment Agreement and Jingning Zhonggang is obligated to return all of the consideration paid by the Company within 30 days after the termination date and the interest calculated by the relevant loan rate of the People's Bank of China. Lishui Zhonggang, as the only shareholder of Jingning Zhonggang, will be jointly and severally liable for Jingning Zhonggang's liabilities under the Agreements. Due to COVID-19 pandemic in early 2020, the permit renewal process has been delayed. Accordingly, the Company is in the process of negotiating an investment agreement amendment to extend the renewal due date from June 30, 2020 to December 31, 2020.

After a series of transactions and reorganization, as of December 31, 2019, The Company and Jingning Zhonggang owns 18% and 82% of Libo Haokun, respectively, through Jingning Meizhongkuang Industry Co., Ltd. ("Jingning Meizhongkuang"). Jingning Meizhongkuang owns 100% of Fuquan Chengwang. The Agreements would enable Tantech to indirectly hold a 18% stake in Fuquan Chengwang through holding 18% of the equity interest of Jingning Meizhongkuang.

On April 3, 2020, Lishui Ansheng Energy Technology Co., a third party, signed an investment agreement with Jingning Meizhongkuang to invest in Fuquan Chengwang by paying RMB 46.50 million (approximately $6.6 million) to exchange 18% of the interest of Fuquan Chengwang. After the transaction, the Company's indirect interest in Fuquan Chengwang was diluted from 18% to 14.76% through holding 18% of the equity interest of Jingning Meizhongkuang.

As the Company did not have significant influence over the equity investee, the investments were accounted for using the cost method. For the six months ended June 30, 2020, the Company did not recognize any impairment losses for the long-term investments.